Related party transactions (Details Narrative) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Payables to related parties	$ 200	$ 500
Stock option grant date, shares	7,350
Stock value	$ 7,000
Restricted stock unit, shares	600
Recognized compensation expense	$ 2,500	2,900
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Stock value	1,900
Recognized compensation expense	400	0
R S Us [Member]
IfrsStatementLineItems [Line Items]
Stock value	300
Recognized compensation expense	$ 100	$ 0